Other Current Liabilities - Schedule of Other Current Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Deferred revenue	$ 45,329	$ 57,543
Decommissioning liabilities	943	938
Uncertain tax positions	1,315	1,315
Lease liabilities	2,725	2,038
Other	8,119	4,072
Other current liabilities	$ 58,431	$ 65,906